SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Feb. 01, 2026	Jan. 12, 2026	Jan. 31, 2026
Subsequent Event [Line Items]
Number of shares issued, per share			$ 8.00
Number of shares issued, value		$ 9,700,000	$ 11.0
Igor Tkachenko [Member]
Subsequent Event [Line Items]
Compensation description	In consideration for his services as an officer of the Company, Mr. Tkachenko will: (i) receive cash compensation of $35,000 per month; (ii) receive time-based restricted stock units (“RSUs”) of the Company with value equivalent to two times his annual base salary, which will vest over 24 months, being 25% on each 6-month anniversary of the contract; and (iii) have the opportunity to receive fully vested shares of the Company’s common stock with value equivalent to one time his annual base salary if and when the Company reaches for the first time $300 million in market capitalization as determined by Bloomberg L.P. Mr. Tkachenko will receive separate compensation for his role as Vice-President Corporate Strategy of Atlas Lithium.
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares		1,380,000	1,200,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares		180,000	180,000